Derivative Instruments (Details 5) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Derivatives Assets and Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	$ 25,510,118	$ 3,681,219
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition, Net Amount	25,510,118	3,681,219
Bank of America N.A.
Derivatives Assets and Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	650,256	1,327,621
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition, Net Amount	650,256	1,327,621
Deutsche Bank AG
Derivatives Assets and Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	50,666	(178,677)
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition, Net Amount	50,666	(178,677)
Jefferies Bache, LLC
Derivatives Assets and Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	13,602,999	724,791
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition, Net Amount	13,602,999	724,791
Newedge USA, LLC
Derivatives Assets and Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	932,133	1,098,091
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition, Net Amount	932,133	1,098,091
R.J. O'Brien & Associates, LLC
Derivatives Assets and Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	2,564,953	1,714,310
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition, Net Amount	2,564,953	1,714,310
UBS Securities LLC
Derivatives Assets and Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	7,709,111	(1,004,917)
Gross Amounts Not Offset in the Consolidated Statement of Financial Condition, Net Amount	$ 7,709,111	$ (1,004,917)